================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259

                   GMAM Absolute Return Strategies Fund, LLC
            (formerly, Promark Absolute Return Strategies Fund, LLC)
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                                New York, NY 10153
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              David Hartman, Esq.
                General Motors Investment Management Corporation
                 (formerly, Promark Investment Advisors, Inc.)
                          767 Fifth Avenue, 15th Floor
                                New York, NY 10153
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307

                        Date of fiscal year end: March 31

                    Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM  1.  SCHEDULE  OF  INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

                                                                 PERCENTAGE                    EXPIRATION
                            INITIAL                                  OF                           DATE
                          ACQUISITION                  NUMBER     MEMBERS'                     OF LOCK-UP
                             DATE           COST      OF SHARES   CAPITAL       FAIR VALUE    PERIOD(1) ***  LIQUIDITY***
                          -----------  -------------  ---------  ----------  ---------------  -------------  ------------
INVESTMENTS IN
INVESTMENT FUNDS ## #
(93.53%)

CREDIT (25.43%)
Avenue Europe
International, Ltd.,
Class L5 Series 0210L          Aug-05  $   7,155,871        728       0.11%  $     7,011,017      (2)            (2)
Avenue Europe
Opportunities Master
Fund, L.P.                     May-10     42,613,060          *       0.70%       46,220,682      N/A        Semiannually
Avenue Europe
Opportunities Master
Fund, L.P., Class S **         May-10      5,753,131          *       0.09%        6,241,197      (2)            (2)
Bayview Opportunity
Offshore IIa, L.P.             Jan-10     89,463,982          *       1.48%       97,001,283     Dec-14       Quarterly
Bayview Opportunity
Offshore, L.P.                 Mar-08     41,166,464          *       0.85%       55,809,871     Dec-11       Quarterly
Canyon Special
Opportunities Fund
(Cayman) Ltd.                  Sep-07      8,026,728      8,036       0.12%        7,961,342      (2)            (2)
Canyon Special
Opportunities Fund II
(Cayman) Ltd., Class A
Initial Series                 Oct-08      4,697,127      4,697       0.13%        8,358,582      (2)            (2)
Cerberus International
II Ltd., Class A Series
57-1                           Jul-10     40,456,154     38,500       0.64%       42,418,477      N/A        Semiannually
Cerberus International
Ltd., Class A                  Dec-01     50,276,470        130       1.33%       87,521,812      (2)            (2)
Cerberus International
SPV, Ltd.                      Jun-10     23,929,370     33,079       0.61%       40,102,740      (2)            (2)
Gracie International
Credit Opportunities
Fund Ltd., Class D
Series 1                       Jan-06    117,727,538     89,331       2.92%      191,710,625      N/A          Monthly
Gracie International
Credit Opportunities
Fund Ltd., Class D
Series 2                       Dec-10     20,000,000      9,470       0.31%       20,321,519     Nov-12        Monthly
Greywolf Capital
Overseas Fund, Class A
Tranche 1 - Series
OVR_OV038                      Dec-04     24,238,394     19,355       0.72%       47,631,279      N/A         Quarterly
Greywolf Capital
Overseas Fund, Class S **      Dec-05      7,539,600      7,460       0.09%        6,133,558      (2)            (2)
King Street Capital,
L.P.                           Jun-02    106,827,075          *       3.07%      201,724,969      N/A         Quarterly
King Street Capital,
L.P., Special
Investment **                  Jan-06     15,020,238          *       0.28%       18,148,587      (2)            (2)
MKP Credit Offshore,
Ltd., Non Voting III -
Series A                       Sep-09    210,000,000    198,749       3.44%      225,933,910      N/A         Quarterly
Regiment Capital Ltd.,
Class 1 Series M               Feb-06    126,449,361  1,141,152       2.58%      169,633,276      N/A          Annually
Silver Point Capital
Offshore Fund, Ltd.,
Class D **                     Dec-07     10,874,357      1,183       0.23%       15,130,148      (2)            (2)
Silver Point Capital
Offshore Fund, Ltd.,
Class H Series 242             Nov-07    103,964,869     10,495       2.23%      146,383,017      N/A        Semiannually
Stone Lion Fund Ltd.,
Class K Series 1               Jan-11    139,000,000    139,000       2.24%      147,089,800     Dec-12       Quarterly
Stone Lion Fund Ltd.,
Class K Series 2               Apr-11      5,000,000      5,000       0.07%        4,978,600     Dec-12       Quarterly
STYX International
Fund, Ltd., Class A ,
Series 1                       Apr-02     61,474,358     21,609       1.18%       77,687,675      (2)            (2)
                                                                             ---------------
                                                                               1,671,153,966
                                                                             ---------------
EVENT DRIVEN (9.43%)
Canyon Value
Realization Fund
(Cayman) Ltd. Class A
DI-R Series Initial            Nov-08      2,369,110      2,369       0.05%        3,593,670      (2)            (2)
Castlerigg Offshore III
Ltd. Non Voting                Jan-09      1,857,089        249       0.03%        1,962,711      (2)            (2)
Empyrean Capital
Overseas Fund Ltd.,
Class A Series 1               Aug-04     11,087,684     10,845       0.30%       19,838,510      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Class A Series 5               Sep-10     11,000,000     11,000       0.17%       11,458,590      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Class A Series 6 10            Nov-10      8,000,000      8,000       0.12%        8,125,360      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Class H Series 3               Jul-07     27,059,719     31,737       0.64%       42,018,506      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Class H Series 4               Jul-07      7,949,900      9,324       0.19%       12,344,655      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Class H Series 5               Jul-07     22,947,630     26,914       0.54%       35,633,227      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Class J Series Benchmark       Nov-10     62,000,000     57,789       0.96%       63,119,501      N/A         Quarterly
Empyrean Capital
Overseas Fund Ltd.,
Special Investment **          Nov-06      9,758,130      9,905       0.10%        6,508,970      (2)            (2)
OZ Asia Overseas Fund,
Ltd., Class A Prime
Series 53                      May-06     71,646,769     69,558       1.32%       86,508,746      N/A         Quarterly
OZ Asia Overseas Fund,
Ltd., Class C Prime **         May-06     13,678,765     14,364       0.21%       13,883,287      (2)            (2)
Senator Global
Opportunity Offshore
Fund Ltd Class H1
Series 16                      Oct-10     97,195,148     97,200       1.68%      110,284,302      N/A         Quarterly
Senator Global
Opportunity Offshore
Fund Ltd Class H1
Series 18                      Dec-10     30,000,000     30,000       0.50%       32,542,587      N/A         Quarterly
Senator Global
Opportunity Offshore
Fund Ltd Class S-HRT
(H1)                           Oct-10      2,804,852      2,805       0.11%        7,089,399      (2)            (2)
Senator Sidecar
Offshore Fund LP               Oct-10     21,558,825          *       0.40%       26,356,435     Oct-13          (2)
Taconic Opportunity
Offshore Fund Ltd.,
Class A-NR Series 23           Jul-07    125,000,000    112,569       2.11%      138,754,562      N/A          Monthly
                                                                             ---------------
                                                                                 620,023,018
                                                                             ---------------
LONG/SHORT EQUITY
(30.61%)
Aleutian Fund, Ltd.,
Class A Series 2               Jan-11    225,000,000    225,000       3.39%      222,509,228      N/A          Monthly
Artis Partners 2X Ltd.,
Class A Series 1               Aug-04      8,396,672     76,960       0.44%       28,945,738      N/A          Monthly
Artis Partners 2X Ltd.,
Class A Series 16              Aug-10     20,000,000    200,000       0.31%       20,392,448      N/A          Monthly
Artis Partners 2X Ltd.,
Class A Series 2               Oct-10     10,000,000    100,000       0.15%        9,721,528      N/A          Monthly
Artis Partners Ltd.,
Class A Series 1               Jan-04     44,727,638    339,521       1.33%       87,578,810      N/A          Monthly
Black Bear Offshore
Liquidating Fund SPC
September 30, 2009             Oct-09        650,002        650       0.03%        1,644,100      (2)            (2)
Front Point Offshore
Healthcare Flagship
Enhanced Fund, L.P.            Apr-09        115,474          *       0.00%          147,269      (2)            (2)
Front Point Offshore
Healthcare Flagship
Fund, L.P.                     May-05        166,092          *       0.00%          131,253      (2)            (2)
HealthCor Offshore
Ltd., Class A Series 1         Jul-07    130,814,309     89,477       2.59%      170,458,166      N/A         Quarterly
HealthCor Offshore
Ltd., Class A Series 10
(10)                           Oct-10     25,000,000     25,000       0.39%       25,591,820     Dec-12       Quarterly
HealthCor Offshore
Ltd., Class A Series 3
(10)                           Mar-10     20,000,000     20,000       0.32%       20,719,929     May-12       Quarterly
Ivory Offshore Flagship
Fund Ltd., Class A
Series 1                       May-04     68,157,717     80,955       1.42%       92,973,886      N/A          Monthly
Lansdowne UK Equity
Fund Limited, USD Shares       Feb-07     86,000,000    311,888       1.76%      115,937,929      N/A          Monthly
Meditor European Hedge
Fund (B) Limited -
Unrestricted                   Dec-09    130,000,000    234,689       1.86%      122,495,873      N/A          Monthly
Pennant Windward Fund,
Ltd., Class A Series 1         Jul-09    130,000,000     65,098       2.33%      152,955,093      N/A         Quarterly

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

                                                                      PERCENTAGE                   EXPIRATION
                                INITIAL                                   OF                          DATE
                              ACQUISITION                   NUMBER     MEMBERS'                    OF LOCK-UP
                                 DATE           COST       OF SHARES   CAPITAL      FAIR VALUE    PERIOD(1) ***  LIQUIDITY***
                              -----------  --------------  ---------  ----------  --------------  -------------  ------------
INVESTMENTS IN INVESTMENT
FUNDS ## #
(93.53%) (CONTINUED)

Pennant Windward Fund, Ltd.,
Class A Series 2                   Jan-11  $   10,000,000     10,000       0.16%  $   10,583,340     Mar-12       Quarterly
Samlyn Offshore Ltd.,
Class A1 Series 51                 Oct-07     193,214,591    139,636       3.71%     244,137,724       N/A       Semiannually
Scout Capital Fund, Ltd.,
Class A Series 1                   Dec-01      59,782,813    439,820       2.11%     138,570,351       N/A        Quarterly
Scout Capital Fund, Ltd.,
Class A Series 6 (10) S2           Dec-10      15,000,000     51,062       0.24%      15,800,753       N/A        Quarterly
TPG-Axon Partners
(Offshore), Ltd., Class H
Series 76                          Dec-07     163,591,809    140,770       2.32%     152,510,484       N/A        Quarterly
TPG-Axon Partners
(Offshore), Ltd., Class S **       Dec-08       6,846,011      7,216       0.17%      11,321,771       (2)           (2)
Viking Global Equities III
Ltd. Class H Series 10E            Oct-10      25,000,000     25,000       0.43%      27,926,940       N/A         Monthly
Viking Global Equities III
Ltd. Class H Series 15E            Dec-10      30,000,000     30,000       0.50%      32,734,386       N/A         Monthly
Viking Global Equities III
Ltd. Class H Series 1E             Feb-09     125,000,000     84,904       2.39%     157,277,625       N/A         Monthly
Viking Global Equities III
Ltd. Class H Series 2E             Jul-09      25,000,000     25,000       0.44%      28,890,234       N/A         Monthly
Zaxis Offshore Limited,
Class A Series 1                   Nov-01      83,677,856     49,069       1.83%     120,139,188       N/A         Monthly
                                                                                  --------------
                                                                                   2,012,095,866
                                                                                  --------------
MULTI-STRATEGY (8.50%)
Hutchin Hill Capital
Offshore Fund, Ltd., Class
C Series 0411- Non
Restricted                         Apr-11     100,000,000    100,000       1.50%      98,821,323     Sep-13       Quarterly
Hutchin Hill Capital
Offshore Fund, Ltd., Class
C Series INIT                      Mar-11     100,000,000    100,000       1.49%      98,148,166     Sep-13       Quarterly
O'Connor Global
Multi-Strategy Alpha
Limited, Class M Series 1          Oct-01      88,441,004     86,889       2.58%     169,531,013       N/A        Quarterly
Shepherd Investments
International Limited,
Class AA Series BF                 Jan-02      72,976,197    106,764       1.80%     117,988,039       N/A        Quarterly
Shepherd Investments
International Limited,
Class MQ Series M4F                Mar-10      50,000,000     49,518       0.91%      59,486,272       N/A        Quarterly
Shepherd Investments
International Limited,
Class S **                         Feb-06      24,125,405    541,888       0.22%      14,624,561       (2)           (2)
                                                                                  --------------
                                                                                     558,599,374
                                                                                  --------------
RELATIVE VALUE (8.76%)
AQR Global Stock Selection
HV Master Account Ltd.,
Class C Series Initial             Nov-10      25,000,000        250       0.41%      27,017,604       N/A        Quarterly
AQR Global Stock Selection
HV Master Account Ltd.,
Class C Series Initial 1           Nov-06      53,393,613        378       0.62%      40,901,223       N/A        Quarterly
AQR Global Stock Selection
HV Master Account Ltd.,
Class C Series Initial 11          May-11       6,606,387         64       0.11%       6,896,782       N/A        Quarterly
Aristeia International
Limited, Class A Voting
Benchmark                          Mar-03      84,205,046    139,465       2.16%     142,125,982       N/A        Quarterly
RIEF Strategic Partners
LLC, Series SB                     Jan-11      76,890,096          *       1.40%      91,802,178       N/A        Quarterly
Two Sigma Eclipse Cayman
Fund, Ltd., Class A1 Series
Benchmark                          Feb-10       8,762,700      3,742       0.16%      10,623,179       N/A        Quarterly
Two Sigma Spectrum Cayman
Fund, Ltd., Class A1               Nov-09     218,000,000    137,050       3.90%     256,494,164       N/A        Quarterly
                                                                                  --------------
                                                                                     575,861,112
                                                                                  --------------
TRADING (10.80%)
Brevan Howard Fund Limited,
Class B US                         Aug-09     200,000,000  1,056,203       3.22%     211,896,137       N/A         Monthly
Bridgewater Pure Alpha Fund
I, Class B Lead Series             Jun-06     108,190,786     54,278       2.33%     153,115,654       N/A         Monthly
Comac Global Macro Fund
Limited - Dollar Share
Non-Voting                         Dec-09     200,000,000  1,946,308       2.96%     194,220,291       N/A         Monthly
Edgestream Nias Fund Ltd.,
Class A Series 1 (January
2011)                              Feb-09      80,000,000     84,265       1.27%      83,635,968       N/A        Quarterly
Two Sigma Compass Cayman
Fund, Ltd., Class A1
Series 2                           Jan-10      50,000,000     50,572       1.02%      67,099,562       N/A         Monthly
                                                                                  --------------
                                                                                     709,967,612
                                                                                  --------------
TOTAL INVESTMENTS IN
INVESTMENT FUNDS ## #
(93.53%)                                    4,970,299,986                          6,147,700,948

INVESTMENT IN SHORT-TERM
SECURITIES (2.17%)

JPMorgan Chase Nassau Time
Deposit                                       142,368,236                            142,368,236
                                           --------------                         --------------

TOTAL INVESTMENTS (95.70%)                 $5,112,668,222                          6,290,069,184
                                           ==============                         --------------

OTHER ASSETS IN EXCESS OF
LIABILITIES (4.30%)                                                                  282,415,259
                                                                                  --------------

MEMBERS' CAPITAL (100.00%)                                                        $6,572,484,443
                                                                                  ==============

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL

                                                                     PERCENT OF
                                                                      MEMBERS'
STRATEGY ALLOCATION                                                   CAPITAL
------------------------------------------------------------------   ----------
Credit                                                                 25.43%
Event Driven                                                            9.43%
Long/Short Equity                                                      30.61%
Multi-Strategy                                                          8.50%
Relative Value                                                          8.76%
Trading                                                                10.80%
                                                                       -----
Total Investments in Investment Funds                                  93.53%
                                                                       =====

#     Non-income producing securities.

## Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2011 was $4,970,299,986 and $6,147,700,948,
      respectively.

*     Security is a partnership that does not issue shares.

**    Multiple side pocket investments aggregated under the same Investment
      Fund.

*** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arreangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.

(1) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2011 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of June 30, 2011 was $361,560,084, which includes $102,675,148 of side pocket investments.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

      INVESTMENT VALUATION -- INVESTMENTS IN INVESTMENT FUNDS - GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC ("Fund I") values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, General Motors Investment Management Corporation (the "Advisor") generally conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor's own valuation policies and procedures.

      Where estimates are used in determining the net asset value, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

      If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of June 30, 2011, there were no investments that were fair valued by the Board of Managers.

      In accordance with Accounting Standards Codification Topic 820 ("ASC 820"), Fair Value Measurements and Disclosures, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

      investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

            - Level 1 -quoted prices in active markets for identical securities

            -     Level 2 -other significant observable inputs

            - Level 3 -significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment Funds)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      Classification of an investment that is measured at net asset value per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update ("ASU") No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I's investments:

            1. Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I's NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments are classified as Level 3 in the fair value hierarchy.

            2. Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the portfolio manager).

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

      The following table summarizes the fair value hierarchy of Fund I's investments carried at fair value as of June 30, 2011:

                                                                                      TOTAL FAIR VALUE AT
DESCRIPTION                             LEVEL 1       LEVEL 2           LEVEL 3          JUNE 30, 2011
-------------------------------------   -------   ---------------   ---------------   -------------------
Investments in Investment Funds
   Credit                               $    --   $            --   $ 1,671,153,966   $     1,671,153,966
   Event Driven                              --       264,685,768       355,337,250           620,023,018
   Long/Short Equity                         --     1,152,340,782       859,755,084         2,012,095,866
   Multi-Strategy                            --                --       558,599,374           558,599,374
   Relative Value                            --       177,240,966       398,620,146           575,861,112
   Trading                                   --       498,071,475       211,896,137           709,967,612
                                        -------   ---------------   ---------------   -------------------
Total Investments in Investment Funds        --     2,092,338,991     4,055,361,957         6,147,700,948
                                        -------   ---------------   ---------------   -------------------
Investment in Short-term Securities          --       142,368,236                --           142,368,236
                                        -------   ---------------   ---------------   -------------------
Total Investments                       $    --   $ 2,234,707,227   $ 4,055,361,957   $     6,290,069,184
                                        -------   ---------------   ---------------   -------------------

      The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                          CHANGE IN
                                 NET TRANSFERS IN                         UNREALIZED
                 BALANCE AS OF   AND/OR (OUT) OF   NET REALIZED GAIN /  APPRECIATION /                               BALANCE AS OF
DESCRIPTION      MARCH 31, 2011      LEVEL 3              (LOSS)        (DEPRECIATION)   PURCHASES     REDEMPTIONS   JUNE 30, 2011
---------------  --------------  ----------------  -------------------  --------------  ------------  -------------  --------------
Credit           $1,804,593,824  $             --  $        38,494,618  $  (31,872,970) $ 24,657,444  $(164,718,950) $1,671,153,966
Event-Driven        352,480,776                --              246,295      (1,597,699)    7,356,481     (3,148,603)    355,337,250
Long/Short
Equity            1,067,063,978      (151,869,784)          10,955,623     (15,842,615)           --    (50,552,118)    859,755,084
Multi-Strategy      463,572,434                --                   --      (4,973,060)  100,000,000             --     558,599,374
Relative Value      390,698,401                --                   --       7,921,745            --             --     398,620,146
Trading             210,893,085                --                   --       1,003,052            --             --     211,896,137
                 --------------  ----------------  -------------------  --------------  ------------  -------------  --------------
Total            $4,289,302,498  $   (151,869,784) $        49,696,536  $  (45,361,547) $132,013,925  $(218,419,671) $4,055,361,957
                 --------------  ----------------  -------------------  --------------  ------------  -------------  --------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets held as of June 30, 2011 is $2,789,658.

      Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The transfer out of Level 3 noted in the reconciliation table above is due to an underlying Investment Fund no longer being subject to a lock-up period during the current period. Typical reasons for changes in liquidity include an underlying fund instituting or removing a gate. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I's leveling criteria.

      The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of June 30, 2011, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

      provisions or other restrictions, in accordance with their offering documents. Fund I had unfunded capital commitments, as noted below, as of June 30, 2011.

      Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I had unfunded capital commitments of $70.5 million as of June 30, 2011.

      Portfolio Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 65 days. Fund I had unfunded capital commitments of $6.9 million as of June 30, 2011.

      Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, ETFs, and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

      Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 64 to 90 days. Fund I has an unfunded capital commitment of $100 million as of June 30, 2011.

      Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED) (CONTINUED)

      securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 45 to 60 days.

      Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a "top-down" global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

      INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value and records the accrued interest separately as a receivable.

      TAX BASIS - The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of June 30, 2011. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2010.

                                                TAX BASIS         BOOK BASIS
                                             ---------------   ---------------
Cost basis                                   $ 5,015,590,772   $ 4,970,299,986
Gross unrealized appreciation                  1,223,051,581     1,234,190,398
Gross unrealized depreciation                    (90,941,405)      (56,789,436)
Net unrealized appreciation on investments     1,132,110,176     1,177,400,962

      Each Member of Fund I as of June 30, 2011 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     GMAM Absolute Return Strategies Fund, LLC (formerly, Promark
                 Absolute Return Strategies Fund, LLC)

By (Signature and Title)* /s/ Walter G. Borst
                          -----------------------------------
                          Walter G. Borst, President and
                          Chief Executive Officer
                          (principal executive officer)

Date 8-29-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Walter G. Borst
                          -----------------------------------
                          Walter G. Borst, President and
                          Chief Executive Officer
                          (principal executive officer)

Date 8-29-2011

By (Signature and Title)* /s/ Richard T. Mangino
                          -----------------------------------
                          Richard T. Mangino, Treasurer
                          (principal financial officer)

Date 8-29-2011

-----------
* Print the name and title of each signing officer under his or her signature.